NOTE 16 - FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - USD ($)	May 31, 2016	May 31, 2015
Liabilities
Derivative liabilities	$ 418,537	$ 0
Fair Value, Inputs, Level 1 [Member]
Liabilities
Derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities
Derivative liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Liabilities
Derivative liabilities	$ 418,537	$ 0